PROSPECTUS
Boston Trust Asset Management Fund (BTBFX)
Boston Trust Equity Fund (BTEFX)
Boston Trust Midcap Fund (BTMFX)
Boston Trust SMID Cap Fund (BTSMX)
Boston Trust Walden Balanced Fund (WSBFX)
Boston Trust Walden Equity Fund (WSEFX)
Boston Trust Walden Midcap Fund (WAMFX)
Boston Trust Walden SMID Cap Fund (WASMX)
Boston Trust Walden Small Cap Fund (BOSOX)
Boston Trust Walden International Equity Fund (WIEFX)

Prospectus dated May 1, 2026

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

Table of Contents

Fund Summary
1	Boston Trust Asset Management Fund
4	Boston Trust Equity Fund
7	Boston Trust Midcap Fund
10	Boston Trust SMID Cap Fund
13	Boston Trust Walden Balanced Fund
17	Boston Trust Walden Equity Fund
20	Boston Trust Walden Midcap Fund
23	Boston Trust Walden SMID Cap Fund
26	Boston Trust Walden Small Cap Fund
29	Boston Trust Walden International Equity Fund
More About Investment Objectives, Strategies, and Risks
32	Investment Process
32	Buy Discipline
32	Sell Discipline
37	Temporary Defensive Position
37	Environmental, Social & Governance (ESG) Guidelines
38	Investment Risks
41	Disclosure of Portfolio Holdings
42	Active Ownership Guidelines
Shareholder Information
43	Pricing of Fund Shares
43	Purchasing and Adding to Your Shares
46	Selling Your Shares
47	Exchanging Your Shares
48	Dividends, Distributions and Taxes
Fund Management
50	The Investment Adviser
50	Portfolio Managers
52	The Distributor and Administrator
52	Cybersecurity Risk
Financial Highlights
53	Boston Trust Asset Management Fund
54	Boston Trust Equity Fund
55	Boston Trust Midcap Fund
56	Boston Trust SMID Cap Fund
57	Boston Trust Walden Balanced Fund
58	Boston Trust Walden Equity Fund
59	Boston Trust Walden Midcap Fund
60	Boston Trust Walden SMID Cap Fund
61	Boston Trust Walden Small Cap Fund
62	Boston Trust Walden International Equity Fund

May 1, 2026
Boston Trust Asset Management Fund	Fund Summary

Investment Goals

The Boston Trust Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds, and money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Boston Trust Asset Management Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.78%

1	Management Fee has been restated to reflect current fees.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$80	$249	$433	$966

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 10.65% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of stocks, bonds, and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common stock and (ii) fixed income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden Inc.’s (the “Adviser”) assessment of the economic and market outlook and the relative attractiveness of stocks, bonds, and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy. The Fund is not subject to ESG Screening.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

1

May 1, 2026
Boston Trust Asset Management Fund	Fund Summary

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: The value of the Fund’s fixed income securities may fluctuate in response to changes in prevailing interest rates. Generally, when interest rates rise or fluctuate, the value of fixed income securities declines, which may lead to increased volatility and potential loss of value. Securities with greater interest rate sensitivity and longer maturities typically offer higher yields but are also more susceptible to price fluctuations due to changes in interest rates.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio.

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards.

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance and supplemental indices. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q2019	1Q2020
10.75%	(15.19)%

For the period January 1, 2026 through March 31, 2026, the aggregate (non-annualized) total return for the Fund was -3.45%.

2

May 1, 2026
Boston Trust Asset Management Fund	Fund Summary

Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (12/01/1995)
Boston Trust Asset Management Fund
Before Taxes	7.92%	7.22%	9.19%	8.19%
After Taxes on Distributions	5.14%	5.75%	7.98%	7.12%
After Taxes on Distributions and Sale of Fund Shares	6.59%	5.54%	7.32%	6.72%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	10.38%
Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.88%	-0.59%	2.16%	4.28%
Bloomberg U.S. Treasury Bellwethers: 3 Month (reflects no deduction for fees, expenses or taxes)	4.23%	3.23%	2.21%	2.46%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Co-Portfolio Managers:	Amy Crandall Kaser, CFP®, Since 2019
Jason T. O’Connell, CFA, CAIA, CFP®, Since 2019

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), by telephone (1-888-248-1954), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

May 1, 2026
Boston Trust Equity Fund	Fund Summary

Investment Goals

The Boston Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Boston Trust Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.83%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$85	$265	$460	$1,025

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 13.82% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

ESG Integration: As part of the investment decision-making process for the Fund, Boston Trust Walden Inc. (the “Adviser”) evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy. The Fund is not subject to ESG Screening.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

4

May 1, 2026
Boston Trust Equity Fund	Fund Summary

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
15.69%	(20.00)%

For the period January 1, 2026 through March 31, 2026, the aggregate (non-annualized) total return for the Fund was -3.64%.

Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (10/01/2003)
Boston Trust Equity Fund
Before Taxes	8.90%	10.10%	12.39%	9.64%
After Taxes on Distributions	7.12%	9.24%	11.57%	9.05%
After Taxes on Distributions and Sale of Fund Shares	6.53%	7.94%	10.16%	8.24%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	11.05%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Co-Portfolio Managers:	Amy Crandall Kaser, CFP®, Since 2019
Jason T. O’Connell, CFA, CAIA, CFP®, Since 2019

5

May 1, 2026
Boston Trust Equity Fund	Fund Summary

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), by telephone (1-888-248-1954), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

May 1, 2026
Boston Trust Midcap Fund	Fund Summary

Investment Goals

The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Boston Trust Midcap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.98%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period, and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 29.70% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, the Boston Trust Walden Inc. (the “Adviser”) defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies included in the index. As of December 31, 2025, the market capitalization range of the Russell Midcap® Index was between $1.1 billion and $101 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy. The Fund is not subject to ESG Screening.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

7

May 1, 2026
Boston Trust Midcap Fund	Fund Summary

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance and a supplemental index. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
17.49%	(24.25)%

For the period January 1, 2026 through March 31, 2026, the aggregate (non-annualized) total return for the Fund was -2.05%.

Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (9/24/07)
Boston Trust Midcap Fund
Before Taxes	4.35%	7.66%	10.16%	9.17%
After Taxes on Distributions	1.92%	6.24%	8.83%	8.15%
After Taxes on Distributions and Sale of Fund Shares	4.32%	5.90%	8.09%	7.57%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	10.49%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	10.60%	8.67%	11.01%	9.10%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

8

May 1, 2026
Boston Trust Midcap Fund	Fund Summary

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Stephen J. Amyouny, CFA, Since 2007
Portfolio Manager:	Richard Q. Williams, CFA, Since 2017

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), by telephone (1-888-248-1954), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

May 1, 2026
Boston Trust SMID Cap Fund	Fund Summary

Investment Goals

The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Boston Trust SMID Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.81%
Fee Waiver and Expense Reimbursements[1]	(0.06)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

1

Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 0.75% of its average daily net assets through May 1, 2027 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under Generally Accepted Accounting Principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period, and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$253	$444	$996

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 26.52% of the average value of the portfolio excluding the impact of in-kind transactions.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, the Adviser defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2025, the market capitalization range of the Russell 2500TM Index was between $6 million and $37 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities.

10

May 1, 2026
Boston Trust SMID Cap Fund	Fund Summary

Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy. The Fund is not subject to ESG Screening.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance and a supplemental index. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
4Q2020	1Q2020
17.73%	(25.42)%

For the period January 1, 2026 through March 31, 2026, the aggregate (non-annualized) total return for the Fund was -2.20%.

11

May 1, 2026
Boston Trust SMID Cap Fund	Fund Summary

Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (11/30/11)
Boston Trust SMID Cap Fund
Before Taxes	0.73%	7.58%	10.25%	10.15%
After Taxes on Distributions	0.25%	6.90%	9.54%	9.27%
After Taxes on Distributions and Sale of Fund Shares	0.78%	5.84%	8.27%	8.26%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	14.51%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	11.91%	7.26%	10.40%	11.31%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Richard Q. Williams, CFA, Since 2017
Co-Portfolio Managers:	Leanne Moore, Since 2020
Brad Hunnewell, CFA, Since 2024

Buying and Selling Fund Shares

Minimum Initial Investment:	$1,000,000
Minimum Additional Investment:	$1,000

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), by telephone (1-888-248-1954), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12

May 1, 2026
Boston Trust Walden Balanced Fund	Fund Summary

Investment Goals

The Boston Trust Walden Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds, and money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Boston Trust Walden Balanced Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.94%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period, and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$96	$300	$520	$1,155

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 13.34% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of stocks, bonds, and money market instruments, with at least 25% of the Fund’s assets invested in each of the following categories: (i) fixed income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash and (ii) domestic and foreign equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden Inc.’s (the “Adviser”) assessment of the economic and market outlook and the relative attractiveness of stocks, bonds, and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises

13

May 1, 2026
Boston Trust Walden Balanced Fund	Fund Summary

its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: The value of the Fund’s fixed income securities may fluctuate in response to changes in prevailing interest rates. Generally, when interest rates rise or fluctuate, the value of fixed income securities declines, which may lead to increased volatility and potential loss of value. Securities with greater interest rate sensitivity and longer maturities typically offer higher yields but are also more susceptible to price fluctuations due to changes in interest rates.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards.

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may

14

May 1, 2026
Boston Trust Walden Balanced Fund	Fund Summary

experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance and supplemental indices. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
10.16%	(14.16)%

For the period January 1, 2026 through March 31, 2026, the aggregate (non-annualized) total return for the Fund was -1.97%.

Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (6/18/99)
Boston Trust Walden Balanced Fund
Before Taxes	10.66%	6.46%	8.45%	6.09%
After Taxes on Distributions	8.66%	5.12%	7.48%	5.38%
After Taxes on Distributions and Sale of Fund Shares	7.65%	4.92%	6.75%	4.96%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	8.30%
Bloomberg U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.88%	-0.59%	2.16%	4.09%
Bloomberg U.S. Treasury Bellwethers: 3 Month (reflects no deduction for fees, expenses or taxes)	4.23%	3.23%	2.21%	2.09%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Sean A. Cameron, CFA, Since 2021
Co-Portfolio Managers:	Tchintcia S. Barros, CFA, Since 2021
Stephen J. Amyouny, CFA, Since 2021
Nathaniel J. Riley, CFA, Since 2025

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

15

May 1, 2026
Boston Trust Walden Balanced Fund	Fund Summary

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), by telephone (1-888-248-1954), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16

May 1, 2026
Boston Trust Walden Equity Fund	Fund Summary

Investment Goals

The Boston Trust Walden Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Boston Trust Walden Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.95%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period, and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 1.24% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

ESG Integration: As part of the investment decision-making process for the Fund, Boston Trust Walden Inc. (the “Adviser”) evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is

17

May 1, 2026
Boston Trust Walden Equity Fund	Fund Summary

subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

18

May 1, 2026
Boston Trust Walden Equity Fund	Fund Summary

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
15.94%	(20.63)%

For the period January 1, 2026 through March 31, 2026, the aggregate (non-annualized) total return for the Fund was -3.58%.

Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (6/18/99)
Boston Trust Walden Equity Fund
Before Taxes	13.34%	9.88%	12.19%	7.87%
After Taxes on Distributions	10.55%	8.66%	11.11%	7.22%
After Taxes on Distributions and Sale of Fund Shares	9.89%	7.73%	9.94%	6.65%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%	8.30%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Tchintcia S. Barros, CFA, Since 2021
Co-Portfolio Managers:	Stephen J. Amyouny, CFA, Since 2021
Kabir Goyal, CFA, Since 2024

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), by telephone (1-888-248-1954), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

May 1, 2026
Boston Trust Walden Midcap Fund	Fund Summary

Investment Goals

The Boston Trust Walden Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Boston Trust Walden Midcap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and Expense Reimbursements[1]	(0.02)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

1

Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2027 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under Generally Accepted Accounting Principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$323	$561	$1,246

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 33.06% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, the Adviser defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies included in the index. As of December 31, 2025, the market capitalization range of the Russell Midcap® Index was between $1.1 billion and $101 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

20

May 1, 2026
Boston Trust Walden Midcap Fund	Fund Summary

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market

21

May 1, 2026
Boston Trust Walden Midcap Fund	Fund Summary

performance and a supplemental index. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
17.31%	(24.05)%

For the period January 1, 2026 through March 31, 2026, the aggregate (non-annualized) total return for the Fund was -2.54%.

Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (8/01/11)
Boston Trust Walden Midcap Fund
Before Taxes	4.85%	7.97%	10.23%	10.32%
After Taxes on Distributions	3.18%	6.67%	8.95%	9.24%
After Taxes on Distributions and Sale of Fund Shares	4.08%	6.14%	8.15%	8.47%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	13.90%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	10.60%	8.67%	11.01%	11.38%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Stephen J. Amyouny, CFA, Since 2011
Portfolio Manager:	Richard Q. Williams, CFA, Since 2017

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), by telephone (1-888-248-1954), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

22

May 1, 2026
Boston Trust Walden SMID Cap Fund	Fund Summary

Investment Goals

The Boston Trust Walden SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Boston Trust Walden SMID Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.26%
Total Annual Fund Operating Expenses	1.01%
Fee Waiver and Expense Reimbursements[1]	(0.01)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

1

Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2027 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under Generally Accepted Accounting Principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years of the date on which the expense reduction or reimbursement occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period, and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$321	$557	$1,235

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 24.36% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, the Adviser defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2025, the market capitalization range of the Russell 2500TM Index was between $6 million and $37 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

23

May 1, 2026
Boston Trust Walden SMID Cap Fund	Fund Summary

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; weapons systems; and fossil fuels. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market

24

May 1, 2026
Boston Trust Walden SMID Cap Fund	Fund Summary

performance and a supplemental index. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2020	1Q2020
18.28%	(25.03)%

For the period January 1, 2026 through March 31, 2026, the aggregate (non-annualized) total return for the Fund was -4.60%.

Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (6/28/2012)
Boston Trust Walden SMID Cap Fund
Before Taxes	0.32%	7.45%	10.08%	10.39%
After Taxes on Distributions	-0.07%	6.78%	9.25%	9.49%
After Taxes on Distributions and Sale of Fund Shares	0.47%	5.79%	8.11%	8.47%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	14.56%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	11.91%	7.26%	10.40%	11.37%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Richard Q. Williams, CFA, Since 2017
Co-Portfolio Managers:	Leanne Moore, Since 2020
Brad Hunnewell, CFA, Since 2024

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), by telephone (1-888-248-1954), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

25

May 1, 2026
Boston Trust Walden Small Cap Fund (This Fund is closed to new investors.)	Fund Summary

Investment Goals

The Boston Trust Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Boston Trust Walden Small Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.00%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period, and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 27.00% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (the “Adviser”) defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of December 31, 2025, the market capitalization range of the Russell 2000® Index was between $6 million and $31 billion.

ESG Integration: As part of the investment decision-making process for the Fund, the Adviser evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration”. The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises

26

May 1, 2026
Boston Trust Walden Small Cap Fund	Fund Summary

its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time (relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance and a supplemental index. The quoted performance for the Fund reflects the performance of a collective investment fund (the “Collective Fund”) that was previously managed with full investment authority by the parent company of the Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund upon the establishment of the Fund. The performance of the Collective Fund has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore not subject

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Boston Trust Walden Small Cap Fund	Fund Summary

to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance may have been adversely affected. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
4Q2020	1Q2020
26.11%	(25.98)%

For the period January 1, 2026 through March 31, 2026, the aggregate (non-annualized) total return for the Fund was -2.23%.

Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (12/31/94)
Boston Trust Walden Small Cap Fund
Before Taxes	-4.01%	6.75%	9.74%	10.22%
After Taxes on Distributions	-4.96%	5.44%	8.17%	9.30%
After Taxes on Distributions and Sale of Fund Shares	-1.67%	5.16%	7.64%	8.92%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.15%	14.29%	11.01%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.62%	9.14%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Richard Q. Williams, CFA, Since 2017
Co-Portfolio Managers:	Leanne Moore, Since 2020
Brad Hunnewell, CFA, Since 2024

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), by telephone (1-888-248-1954), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Boston Trust Walden International Equity Fund	Fund Summary

Investment Goals

The Boston Trust Walden International Equity Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Boston Trust Walden International Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.20%
Total annual Fund operating expenses	0.95%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period, and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$303	$525	$1,166

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2025, the Fund’s portfolio turnover rate was 34.97% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of large and middle capitalization companies located in developed countries. Equity securities include common stock and any rights to purchase common stock. The Fund expects to purchase securities of companies whose market capitalization at the time of purchase are encompassed by the range of an index which is a proxy for the international developed markets. Market capitalization ranges may vary from country to country. As of December 31, 2025, the range of the MSCI World ex-USA Index (net) would encompass firms with market capitalizations from $4.6 billion to $419.4 billion. “Assets” means net assets, plus the amount of borrowing or investment purposes. Shareholders will be given 60 days advance notice of any change to this policy.

ESG Integration: As part of the investment decision-making process for the Fund, Boston Trust Walden Inc. (the “Adviser”) evaluates how financially material environmental, social, and governance (ESG) risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration”. The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The integration of ESG risks and opportunities is often a subjective exercise and may differ depending upon the characteristics of the asset class. The Adviser focuses active ownership efforts in three areas: climate risk, equality, and governance, seeking to ensure companies held across investment strategies are appropriately managing material and significant risks and opportunities. Active ownership activities include proxy voting, company engagement, shareholder resolutions, and public policy advocacy.

ESG Screening: While the Adviser integrates ESG risks and opportunities into its investment decision-making, the Fund is also subject to ESG screening criteria. ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services: alcohol production; coal mining; factory farming operations; gambling; handguns; nuclear power fuel cycle; prison operations; tobacco manufacturing; and weapons systems. The Adviser assesses the company’s revenue dependence on these specific products/services, market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue), and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system). The Adviser also exercises its full discretion in evaluating the overall performance of each company. The Adviser considers: performance over time

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Boston Trust Walden International Equity Fund	Fund Summary

(relative to peers and established goals); accountability and disclosure; and responsiveness to stakeholders, among other factors. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. For each potential investment, the Adviser seeks to understand the company’s business model and evaluates overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. The Fund may avoid companies it judges to have substandard performance in one or more of these areas.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments, the imposition of economic sanctions, and differing auditing and legal standards.

Currency Risk: A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency and can result in a loss to the Fund.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Adviser may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

ESG Integration: The Adviser’s integration of ESG risks and opportunities may cause the Fund to perform differently from a fund that uses a different methodology. ESG integration may cause the Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Fund’s long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

ESG Screening Criteria Risk: The Fund’s ESG screening criteria may influence the Fund’s exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Fund’s ESG screening criteria may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

Issuer Cybersecurity Risk: Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an

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Boston Trust Walden International Equity Fund	Fund Summary

indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
4Q2022	1Q2020
14.97%	(18.45)%

For the period January 1, 2026 through March 31, 2026, the aggregate (non-annualized) total return for the Fund was -0.25%.

Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Years	10 Years	Since Inception (6/9/15)
Boston Trust Walden International Equity Fund
Before Taxes	19.63%	7.61%	7.28%	6.36%
After Taxes on Distributions	18.86%	7.31%	7.01%	6.10%
After Taxes on Distributions and Sale of Fund Shares	12.69%	6.15%	6.00%	5.22%
MSCI World ex-USA Index (net) (reflects deduction for withholding taxes)	31.85%	9.46%	8.55%	7.23%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Kabir Goyal, CFA, Since 2024
Co-Portfolio Managers:	David A. Sandell, CFA, Since 2017
Aaron J. Ziulkowski, CFA, Since 2024

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:
Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198), or by telephone (1-888-248-1954). You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More About Investment Objectives, Strategies, and Risks

Investment Process

The Adviser employs a consistent investment approach across Boston Trust Walden Funds (the “Funds”) as it seeks to meet each Fund’s objective. The Adviser’s strategy consists of constructing actively managed, broadly diversified portfolios of reasonably valued securities of higher quality companies and issuers. All Funds are subject to the Adviser’s environmental, social, and governance (ESG) integration guidelines.

As part of the investment decision-making process for the Funds, the Adviser evaluates how financially material or significant ESG risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. The Adviser employs a proprietary integration of significant ESG risks and opportunities and such risks and opportunities may differ depending upon the characteristics of the industry, sector, or asset class. For example, the integration process of fixed income securities will generally depend on the type of security; state and municipal securities may be either general obligations or may be for a specific purpose that may have positive or negative environmental impact(s).

Active Ownership: The Adviser utilizes active ownership strategies to ensure companies are appropriately managing material and significant ESG risks and opportunities (e.g., effective climate risk management) and to ensure transparency (e.g., increased disclosure of salient ESG risks and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

The following funds are also subject to “ESG screening criteria”:

●	Boston Trust Walden Balanced Fund
●	Boston Trust Walden Equity Fund
●	Boston Trust Walden Midcap Fund
●	Boston Trust Walden SMID Cap Fund
●	Boston Trust Walden Small Cap Fund
●	Boston Trust Walden International Equity Fund

The Adviser’s investment process for the Funds includes security selection and portfolio construction. The Adviser also determines the asset allocation for the Boston Trust Asset Management Fund and Boston Trust Walden Balanced Fund, which hold stocks, bonds, and money market instruments.

Asset Allocation

Asset allocation is an important determinant of total portfolio return and return variability. Using quantitative and qualitative inputs, the Adviser forecasts potential asset class returns over a range of domestic and global economic scenarios. The Adviser then manages asset allocation in the applicable Fund with the objective of achieving a prudent risk-return profile.

Security Selection

Buy Discipline

Equity: Through a comprehensive research process, the Adviser seeks to identify and invest in stocks of higher quality companies at reasonable prices. Higher quality companies are those judged to have strong and stable returns on capital and cash flow generation, effective and disciplined capital management, prudent capital structure, and financial statements that indicate economic success. Higher quality companies generally have more sustainable business models. Among the indicators of business models judged to be more sustainable are distinct products or services, strong competitive position, and market leadership. The Adviser also evaluates a company’s ESG performance and incorporates its determination of potential financial materiality related to such performance under various economic and business scenarios. The Adviser assesses valuation relative to fundamentals, history, peers, and prospects, and seeks to avoid investments in companies that cannot be reasonably expected to grow at the rate of growth implied by their stock prices. Buy decisions in all Funds are subject to ESG integration. Buy decisions in the Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and the Boston Trust Walden International Equity Fund are also subject to ESG screening criteria.

Fixed Income: Fixed income holdings are generally those issued by either the US government and its agencies, or investment-grade securities of higher quality US corporations. The Adviser seeks to add value through various avenues of active management, including: duration management (judgments relating to the sensitivity of bonds to changes in interest rates), yield curve strategies (judgments regarding the future shape of the yield curve, and differential of short- vs. long-term interest rates), segment composition (judgments related to the interest rate spread or premium afforded to various segments of the fixed income investment universe, including government, government agency, and corporate bonds), and individual security selection.

Sell Discipline

The Adviser regularly monitors the Funds’ holdings, evaluating new information relative to the original investment thesis. The Adviser may sell a security when circumstances prompting the initial investment have changed significantly, including the company’s fundamentals and valuation, or when the Adviser determines that there are more attractive alternatives. Securities in all Funds may be sold if they experience deteriorating performance, including ESG performance deemed to be potentially financially material. A Fund may occasionally

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More About Investment Objectives, Strategies, and Risks (continued)

hold a company that has experienced deteriorating ESG performance, such that it may no longer meet the Adviser’s ESG integration guidelines.

Companies held by the Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund also may be sold if they no longer satisfy the Adviser’s ESG screening guidelines due to changes in operations or structure, products or services offered, or other criteria. The Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund may occasionally hold a company that has experienced deteriorating ESG performance, calling into question its suitability relative to the Adviser’s ESG screening guidelines. In such cases, the Adviser may consider additional ESG research and assessment, opportunities for effective engagement, or sale of the company.

Portfolio Construction:

Each Fund’s portfolio is constructed in accordance with its own investment objective; however, all Funds adhere to the following guidelines:

●	Each Fund’s equity holdings are broadly diversified across economic sectors, and when applicable, geographies;
●

In the aggregate, each Fund’s equity holdings have financial characteristics the Adviser judges to be higher quality than its investment universe. Returns on equity and invested capital, levels of free cash flow and profit margins, and financial leverage are among the financial considerations the Adviser utilizes to determine a company’s quality profile. Higher quality financial characteristics refer to the transparency, consistency, accuracy, and integrity of the financial statements over time;

●

In the aggregate, each Fund’s equity holdings have valuation characteristics the Adviser judges to be comparable or more attractive than its investment universe. Key valuation metrics considered may include absolute or relative price-to-earnings ratio, free cash flow yield, and price-to-sales ratio.

Boston Trust Asset Management Fund

Investment Objective

The Boston Trust Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds, and money market instruments.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

●	maintains an actively managed portfolio of stocks, bonds, and money market instruments;
●	generally invests at least 20% of its assets in each category: (i) fixed income securities and (ii) domestic and foreign equity securities;
●	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks
●	may invest in fixed income securities consisting of corporate notes, bonds, and debentures that are rated investment grade at the time of purchase, money market funds, cash, and accrued income;
●	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments;
●	purchases fixed income securities that are primarily investment grade;
●	may invest up to 25% of its assets in foreign equity and foreign fixed income securities.

While not part of its principal investment strategy, the Fund also:

●	may invest a portion of its assets in fixed income securities that are considered non-investment grade, such as those rated “BB” or lower by S&P Global;
●	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;
●	may invest in cash, cash equivalents, repurchase agreements, and money market funds for liquidity and cash management purposes;
●	may invest in other investment companies;
●	may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants;
●	may invest in taxable municipal bonds;
●	may invest in securities of multilateral agencies.

The Adviser’s processes for ESG integration and screening for corporate fixed income securities may differ, but largely follow those utilized for equity investments.

Boston Trust Equity Fund

Investment Objective

The Boston Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

●	invests primarily (at least 80% of its assets) in domestic equity securities under normal circumstances;

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More About Investment Objectives, Strategies, and Risks (continued)

●	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks.

While not part of its principal investment strategy, the Fund also:

●	may invest in fixed income securities consisting of corporate notes, bonds, and debentures that are rated investment grade at the time of purchase;
●	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments;
●	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;
●	may invest in cash, cash equivalents, repurchase agreements, and money market funds for liquidity and cash management purposes;
●	may invest in other investment companies;
●	may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants.

Boston Trust Midcap Fund

Investment Objective

The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of mid cap companies. For these purposes, the Adviser defines mid cap issuers as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. As of December 31, 2025, the market capitalization range of the Russell Midcap® Index was between $1.1 billion and $101 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

Consistent with the Fund’s investment objective, the Fund:

●	invests in domestic equity securities of mid cap companies;
●	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks.

While not part of its principal investment strategy, the Fund also:

●	may invest in fixed income securities consisting of corporate notes, bonds, and debentures that are rated investment grade at the time of purchase;
●	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments;
●	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;
●	may invest in cash, cash equivalents, repurchase agreements, and money market funds for liquidity and cash management purposes;
●	may invest in other investment companies;
●	may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants.

Boston Trust SMID Cap Fund

Investment Objective

The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of smid cap companies. For these purposes, the Adviser defines smid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. As of December 31, 2025, the market capitalization range of the Russell 2500TM Index was between $6 million and $37 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at the time of purchase.

Consistent with the Fund’s investment objective, the Fund:

●	invests in domestic equity securities of smid companies;
●	invests in the following types of equity securities: common stocks, and any rights to purchase common stocks.

While not part of its principal investment strategy, the Fund also:

●	may invest in fixed income securities consisting of corporate notes, bonds, and debentures that are rated investment grade at the time of purchase;
●	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments;
●	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;
●	may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes;

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More About Investment Objectives, Strategies, and Risks (continued)

●	may invest in other investment companies;
●	may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants.

Boston Trust Walden Balanced Fund

Investment Objective

The Boston Trust Walden Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds, and money market instruments.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

●	maintains an actively managed portfolio of stocks, bonds, and money market instruments;
●	invests at least 25% of its assets in each category: (i) fixed income securities and (ii) domestic and foreign equity securities;
●	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks;
●	may invest in fixed income securities consisting of corporate notes, bonds, and debentures that are rated investment grade at the time of purchase, money market funds, cash, and accrued income;
●	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments;
●	purchase fixed income securities that are primarily investment grade;
●	may invest up to 25% of its assets in foreign equity and foreign fixed income securities.

While not part of its principal investment strategy, the Fund also:

●	may invest a portion of its assets in fixed income securities that are considered non-investment grade, such as those rated “BB” or lower by S&P Global;
●	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;
●	may invest in cash, cash equivalents, repurchase agreements, and money market funds for liquidity and cash management purposes;
●	may invest in other investment companies;
●	may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants;
●	may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities;
●	may invest in taxable municipal bonds;
●	may invest in securities of multilateral agencies.

The Adviser’s processes for ESG integration and screening for corporate fixed income securities may differ but largely follow those utilized for equity investments.

Boston Trust Walden Equity Fund

Investment Objective

The Boston Trust Walden Equity Fund seeks long-term growth of capital through an actively managed portfolio of stocks.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

●	invests primarily (at least 80% of its assets) in domestic equity securities under normal circumstances;
●	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks.

While not part of its principal investment strategy, the Fund also:

●	may invest in fixed income securities consisting of corporate notes, bonds, and debentures that are rated investment grade at the time of purchase;
●	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments;
●	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;
●	may invest in cash, cash equivalents, repurchase agreements, and money market funds for liquidity and cash management purposes;
●	may invest in other investment companies;
●	may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants.

Boston Trust Walden Midcap Fund

Investment Objective

The Boston Trust Walden Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of mid cap companies. For these purposes, the Adviser defines mid cap issuers as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. As of December 31, 2025, the market capitalization range of the Russell Midcap® Index was between $1.1 billion and $101 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

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Consistent with the Fund’s investment objective, the Fund:

●	invests in domestic equity securities of mid cap companies;
●	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks.

While not part of its principal investment strategy, the Fund also:

●	may invest in fixed income securities consisting of corporate notes, bonds, and debentures that are rated investment grade at the time of purchase;
●	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments;
●	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;
●	may invest in cash, cash equivalents, repurchase agreements, and money market funds for liquidity and cash management purposes;
●	may invest in other investment companies;
●	may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants.

Boston Trust Walden SMID Cap Fund

Investment Objective

The Boston Trust Walden SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of smid cap companies. For these purposes, the Adviser defines smid issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. As of December 31, 2025, the market capitalization range of the Russell 2500TM Index was between $6 million and $37 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

Consistent with the Fund’s investment objective, the Fund:

●	invests in domestic equity securities of smid companies;
●	invests in the following types of equity securities: common stocks, and any rights to purchase common stocks.

While not part of its principal investment strategy, the Fund also:

●	may invest in fixed income securities consisting of corporate notes, bonds, and debentures that are rated investment grade at the time of purchase;
●	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments;
●	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;
●	may invest in cash, cash equivalents, repurchase agreements, and money market funds for liquidity and cash management purposes.;
●	may invest in other investment companies;
●	may invest in preferred stocks or securities convertible or exchangeable into common stocks, and warrants.

Boston Trust Walden Small Cap Fund

Investment Objective

The Boston Trust Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of small cap companies.

For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. As of December 31, 2025, the market capitalization range of the Russell 2000® Index was between $6 million and $31 billion.

Consistent with the Fund’s investment objective, the Fund:

●	invests in domestic equity securities of small cap companies;
●	invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks.

While not part of its principal investment strategy, the Fund also:

●	may invest in fixed income securities consisting of corporate notes, bonds, and debentures that are rated investment grade at the time of purchase;
●	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments;

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●	may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;
●	may invest in cash, cash equivalents, repurchase agreements, and money market funds for liquidity and cash management purposes;
●	may invest in other investment companies;
●	may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants.

Boston Trust Walden International Equity Fund

Investment Objective

The Boston Trust Walden International Equity Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of companies of large and middle capitalization located in developed countries.

Consistent with the Fund’s investment objective, the Fund:

●	under normal market conditions, will invest a majority of its assets in non-U.S. securities;
●	under normal circumstances, will invest at least 80% of its assets in equity securities;
●	may invest in ordinary shares (also known as common stock);
●

invests in mid cap companies. In international markets, capitalization ranges vary by country; as a result, a company that is categorized as a mid cap company in one country may be considered a large capitalization company in another country.

While not part of its principal investment strategy, the Fund also:

●

may invest in one or more of the following types of equity securities: sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, preferred stocks, securities convertible or exchangeable into common stocks, warrants, and any rights to purchase common stocks. Only those convertible securities that are “in the money” or immediately convertible to common stock are considered equity securities;

●	may invest in securities of companies in emerging market countries;
●	may invest in fixed income securities consisting of corporate notes, bonds, and debentures that are rated investment grade at the time of purchase;
●	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments;
●	may invest in cash, cash equivalents, repurchase agreements, and money market funds for liquidity and cash management purposes;
●	may invest in other investment companies including other investment companies that do not meet the Adviser’s ESG integration guidelines.

Temporary Defensive Position

In the event that the Adviser determines that market conditions are not suitable for a Fund’s typical investments, the Adviser may, for temporary defensive purposes, invest all or any portion of a Fund’s assets in money market instruments. In such situations, a Fund may not achieve its stated investment objective or may not achieve its stated ESG objectives.

Environmental, Social & Governance
(ESG) Guidelines

ESG Integration. As part of the investment decision-making process for all Funds, the Adviser evaluates how financially material ESG risks and opportunities may affect a company’s revenues, expenses, assets, liabilities, and overall risk. The consideration of ESG risks and opportunities in investment decision-making is referred to as “ESG integration.” These factors include, but are not limited to, compliance with regulatory requirements; the use of human, natural, and physical capital; and corporate governance structures and practices. The Adviser considers “financial materiality” as it is understood in Generally Accepted Accounting Principles — information that would influence the judgment of an informed investor. Not all factors may be applicable to all companies, nor may factor applicability be of equal importance across companies and industries. For example, a lawsuit pertaining to an environmental hazard may or may not be found significant depending on the potential size of the exposure and the nature of the company’s business. As such, a Fund may avoid investment in a company due to concerns about significant off-balance sheet liabilities related to environmental remediation and ongoing litigation. The Adviser’s use of screening as well as its integration of ESG risks and opportunities for corporate fixed income securities may differ but largely follows the processes in place for equity securities.

ESG Screening. In addition to ESG integration, the Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and the Boston Trust Walden International Equity Fund are subject to ESG screening criteria.

ESG screening criteria requires the Adviser to exclude companies with significant exposure to specific products or services:

●	Alcohol production
●	Coal mining

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●	Factory farming operations
●	Gambling
●	Handguns
●	Nuclear power fuel cycle
●	Prison operations
●	Tobacco manufacturing
●	Weapons systems

Additionally, the Boston Trust Walden SMID Cap Fund does not invest in companies whose primary business is to explore, develop, produce, refine, service, distribute, or transport by pipeline fossil fuel resources (coal, oil, and natural gas), or use hydrocarbons to generate electricity for public consumption.

The Adviser assesses company exposure to these products and services on a regular basis through primary research and the use of a variety of public and private resources. The Adviser monitors changes to company exposure over time, as well as the nature of the specific involvement, to determine whether a company has significant exposure to the products or services to be avoided. “Significant exposure” is a subjective determination based upon consideration of:

●	revenue dependence on these specific products/services;
●	market share (e.g., if a company is a market leader in the product despite it representing a relatively small share of the company’s total revenue);
●	and magnitude of involvement (e.g., the company produces a minor electronic component for a weapons system).

The Adviser’s use of ESG screening criteria for corporate fixed income securities may differ, but largely follows the processes in place for equity securities.

The Adviser also exercises its full discretion in evaluating the overall performance of each company. For each potential investment, the Adviser seeks to understand the company’s business model and evaluate overall performance in four broad categories: corporate governance, human capital management, environmental impacts, and community impacts. This evaluation is conducted by the Adviser’s in-house ESG investment professionals and is informed by a wide range of public and private resources. The Fund’s screening criteria is measured at one or more points in time and is dependent upon information and data that may be incomplete, inaccurate, unavailable, or estimated. The information is sourced from a variety of public and private resources believed to be accurate, but the Adviser may not independently verify such data. This screening criteria is subject to change over time at the Adviser’s discretion. The Adviser considers performance over time relative to peers and established goals; accountability and disclosure; and responsiveness to stakeholders, among other factors. The Funds subject to ESG screening criteria may avoid companies they judge to have substandard performance in one or more of these areas. As such, a Fund may avoid investment in companies found to have a pattern of safety violations, discrimination lawsuits, human rights controversies, or inferior environmental practices, among other issues, particularly in the absence of an effective response.

Investment Risks

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Funds will be subject to some or all of the following risks:

●

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. Each Fund’s performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions, natural disasters, pandemics, political and social discord, and general market conditions. Natural or environmental disasters may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Armed conflicts, the responses and sanctions by other countries and the potential for wider conflicts can have adverse effects on regional and global economies and may further strain global supply chains and negatively impact global growth and inflation. Global pandemics may result in labor shortages, supply chain disruptions, lower consumer demand for certain products and services and significant disruptions to economies and markets, negatively affecting the financial performance of individual issuers, asset classes, sectors and industries in significant and unforeseen ways. Public health crises may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As a result, you could lose money over short or long term periods.

●

Equity Risk: The value of the equity securities held by a Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including

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market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●

Interest Rate Risk: The value of a Fund’s fixed income securities may fluctuate in response to changes in prevailing interest rates. Generally, when interest rates rise or fluctuate, the value of fixed income securities declines, which may lead to increased volatility and potential loss of value. Securities with greater interest rate sensitivity and longer maturities typically offer higher yields but are also more susceptible to price fluctuations due to changes in interest rates.

●

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund’s portfolio. A Fund could lose money if the issuer of a security is unable to meet its financial obligations or the market’s perception of the issuer not being able to meet those increases.

●

Small and Mid Cap Company Risk: Investments in small, smid and mid cap companies involve greater risks than investments in larger, more established companies. Small, smid and mid cap companies may experience higher growth rates and higher failure rates than do larger capitalization companies. In addition, small, smid and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. The trading volume of securities of small, smid and mid cap companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Some small, smid and mid cap stocks may be less liquid, making it difficult for a Fund to buy and sell shares of smaller companies. Small, smid and mid cap companies may lack depth of management, may have limited product lines, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Small, smid and mid cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

●

Management Risk: The Adviser’s judgments about the attractiveness, value, and potential appreciation of a particular asset class or individual security in which a Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

●

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, regulatory, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. The imposition of sanctions and compliance with those sanctions may impair the ability of a Fund to buy, sell, hold, or deliver securities or other assets of the sanctioned company, including those listed on U.S. or other exchanges. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Fund’s performance to fluctuate more than if it held only U.S. securities. A Fund’s investments in foreign securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Tariffs, trade tensions and economic sanctions on individuals and companies can contribute to market volatility. The imposition of sanctions and compliance with those sanctions may impair the ability of a Fund to buy, sell, hold or deliver securities or other assets of the sanctioned company, including those listed on U.S. or other exchanges. This may adversely impact Fund performance.

●

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Funds do not imply that the Funds’ shares are guaranteed or that the price of the Funds’ shares will not fluctuate. If a U.S. government agency or instrumentality in which the Funds invest defaults and the U.S. government does not stand behind the obligation, the Funds’ share prices or yields could fall.

●	Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other

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conditions. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. The Funds are not required to hedge their foreign currency risk, although it may do so through foreign currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its foreign currency risk, or the hedges are ineffective, the value of the Fund’s assets and income could be adversely affected by currency exchange rate movements.

●

ESG Screening Criteria Risk: (Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund, Boston Trust Walden Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund, and Boston Trust Walden International Equity Fund): The Funds’ ESG screening criteria may influence a Fund’s exposure to certain companies, sectors and/or industries, which may adversely impact the Fund’s performance depending on how such companies, sectors and/or industries are performing relative to the market. In addition, the Fund may gain indirect exposure to businesses or activities inconsistent with the Fund’s ESG-related criteria in a variety of ways, including one company’s investments, joint ventures, etc. The Funds’ ESG screening criteria may result in a Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling companies for ESG reasons when it might be otherwise disadvantageous to do so. The appropriateness of the investments is solely the judgement of the Adviser, and may change over time, and may differ from publicly-available views of rating agencies, other investment advisers, and may also differ from privately held views including those of shareholders. Such judgments may be based on information that could be incomplete, inaccurate, or unavailable, which may adversely affect the ESG analysis. There may be differences in interpretation regarding application of the Adviser’s ESG screens.

●

ESG Integration Risk: The Adviser’s integration of ESG risks and opportunities in its investment process may cause the Funds to perform differently from funds that use a different methodology. ESG integration may cause a Fund to forego or differently evaluate investment opportunities than a fund that uses a different investment research methodology.

●

Active Ownership Risk: The Adviser votes proxies in a manner it believes is consistent with the Funds’ long-term investment focus. Such votes may not always be consistent with maximizing short-term performance of the issuer.

●

Issuer Cybersecurity Risk: Issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, exchange and other financial market operators, banks, brokers, dealers, and other financial institutions may experience cybersecurity breaches. Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; ransomware; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. These breaches may result in harmful disruptions to their operations and may negatively impact the financial condition of the issuer, counterparty, or other market participant. This risk may be increased through the growing use of artificial intelligence (“AI”) and machine learning. The Funds and their shareholders could be negatively impacted as a result.

The Funds may invest in particular types of securities even though such investments are not part of its principal investment strategy. The risks of investing in these securities include:

●

Emerging Market Investment Risk: The risk associated with foreign securities are magnified in “emerging markets”, which may be more volatile and less liquid than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. Emerging market countries may have different regulatory, accounting, auditing, and financial reporting and record keeping standards and may have material limitations on PCAOB inspection, investigation, and enforcement. There may be little reliable financial or accounting information available with respect to issuers of emerging market securities material to an investment decision, and it may be difficult as a result to assess the value of prospects of an investment in such securities. The Funds’ investments in emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Funds’ yield on those securities.

●

Depositary Receipt Risk: A Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. The underlying shares of depositary receipts are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. A sponsoring company provides financial information to the

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bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these unsponsored depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs.

●

Investment Company Risk: Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund may invest in addition to the Fund’s direct fees and expenses.

●

Junk Bond Risk: Non-investment grade bonds, also known as high yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly. Based on various measures such as dealer inventories and average trade size, the high yield market has become less liquid at the same time as it has grown and has become more concentrated in the largest investors. During future periods of market stress, liquidity conditions in the high yield market may be worse than prior periods of market stress.

●

Convertible Security Risk: The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

●

Preferred Stock Risk: A Fund may invest in preferred stocks. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

●

Municipal Securities Risk: Because many municipal securities are issued to finance similar projects (such as those relating to education, health care, housing, transportation, and utilities), conditions in those sectors may affect the overall municipal securities market. In addition, changes in the financial condition of an individual municipal issuer can affect the overall municipal market. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the supporting taxation or the inability to collect revenues for the specific project or specific assets. Municipal securities may be less liquid than taxable bonds and there may be less publicly available information on the financial condition of municipal securities issuers than for issuers of other securities, and the investment performance of a Fund investing in municipal securities may therefore be more dependent on the analytical abilities of the Adviser than if the Fund held other types of investments such as stocks or taxable bonds. The secondary market for municipal securities also tends to be less well developed or liquid than many other securities markets, which may adversely affect a Fund’s ability to sell municipal securities it holds at attractive prices.

Investments in the Funds are not deposits of Boston Trust Walden Inc. or Boston Trust Walden National Association and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Disclosure of Portfolio Holdings

A complete schedule of each Fund’s portfolio holdings is publicly available in the Funds’ semiannual and annual Form N-CSR, and after the first and third fiscal quarters in Form N-PORT. Information reported in N-CSR and N-PORT will be made publicly available within 60 days after the end of the respective fiscal quarter. The Fund’s Form N-CSR and Form N-PORT filings are available on the SEC’s website. Additionally, a complete schedule of each Fund’s portfolio holdings is generally available on a monthly basis on the Funds’ website at www.bostontrustwalden.com. A description of the Funds’

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policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional Information (SAI).

Active Ownership Guidelines

The Adviser utilizes active ownership strategies to ensure companies are appropriately managing material and significant risks and opportunities (e.g., effective climate risk management) and to ensure transparency (e.g., good disclosure of salient ESG risk and opportunities). Active ownership strategies include communicating directly with company management teams or boards; filing proposals for vote at company annual general meetings; voting on ballot items in company proxy statements; and engaging public policymakers.

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Shareholder Information

The Adviser has sole discretion regarding the interpretation and implementation of the Funds’ ESG and Active Ownership guidelines. The Funds’ guidelines are subject to change without shareholder approval. Additionally, the Funds may occasionally hold a company that has experienced deteriorating ESG performance, such that it may no longer meet ESG guidelines, for the primary purpose of company engagement to address the issue of concern. Each of such engagement holdings will be limited to a maximum of 1% of a Fund’s total assets.

Pricing of Fund Shares

How NAV is Calculated

Shares of the Funds are sold at net asset value (“NAV”) per share.

The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of that Fund:

The NAV per share of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (NYSE) is open for business. Generally, the NYSE is closed and the share price of the Funds is not calculated on Saturdays, Sundays, and national holidays, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the NAV of each Fund will not be calculated.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund or your investment representative. This is known as the offering price. Only purchase orders received in good order by the Fund before 4:00 p.m. Eastern Time will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. Eastern Time. When that happens, purchase orders received after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

Valuing Fund Assets

Each Fund’s securities generally are valued at current market values using market quotations. Each Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value a Fund’s assets at their fair value according to policies approved and periodically reviewed by the Board of Trustees of Boston Trust Walden Funds. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Foreign markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing the Fund’s NAV to change even though the Fund is closed. In addition, securities trading on foreign markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the foreign market, but prior to the close of the U.S. market. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Purchasing and Adding to Your Shares

You may purchase shares of the Funds from the Funds’ transfer agent or through investment representatives who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The Funds consider a purchase or sale order as received when an investment representative receives the order in good order before 4:00 p.m. Eastern Time. These orders will be priced based on a Fund’s NAV next computed after such order is received by the investment representative. It is the responsibility of the investment representative to transmit properly completed purchase orders to the Fund in a timely manner. Any change in price due to the failure of a Fund to timely receive an order must be settled between the investor and the investment representative placing the order.

Purchases of the Funds may be made on any business day. This includes any days on which the Funds are open for business, other than weekends and days on which the NYSE is closed.

The minimum initial investment in each Fund, except the Boston Trust SMID Cap Fund, is $100,000. The minimum initial investment in the Boston Trust SMID Cap Fund is $1,000,000. Subsequent investments in all Funds must be at least $1,000. Shares of the Funds are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

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All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler’s checks, money orders, cash, and credit card convenience checks are not accepted.

A Fund or the Adviser may waive its minimum purchase requirement, or a Fund may reject a purchase order, if it is deemed to be in the best interest of either the Fund and/or its shareholders.

The Boston Trust Walden Small Cap Fund is closed to new investors. Unless you belong to one of the investor categories described below, you may not invest in the Boston Trust Walden Small Cap Fund:

You may purchase shares of Boston Trust Walden Small Cap Fund through your existing account and reinvest dividends and capital gains if you are:

●	a shareholder of Boston Trust Walden Small Cap Fund since May 1, 2023; or
●	a participant in a qualified defined contribution retirement plan that offers the Boston Trust Walden Small Cap Fund as an investment option as of May 1, 2023.

You may purchase shares of Boston Trust Walden Small Cap Fund through a new or existing account and reinvest dividends and capital gains if you are:

●	a Trustee of the Funds; or
●	a client who maintains a managed account with the Adviser or its affiliates.

Except as otherwise noted, these restrictions apply to investments made directly with Boston Trust Walden Small Cap Fund through its transfer agent and investments made through financial institutions and/or intermediaries. Once an account is closed, additional investments will not be accepted unless you are one of the investors listed above. Investors may be required to demonstrate eligibility to purchase shares of Boston Trust Walden Small Cap Fund before an investment is accepted. Management reserves the right to (i) make additional exceptions that, in its judgment, do not adversely affect its ability to manage Boston Trust Walden Small Cap Fund, (ii) reject any investment or refuse any exception, including those detailed above in its sole discretion, and (iii) close and re-open Boston Trust Walden Small Cap Fund to new or existing shareholders at any time.

Frequent Trading Policy

Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; and (d) incur additional tax liability. The Funds, therefore, discourage frequent purchase and redemptions by shareholders, and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time, the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Investment representatives maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose fees or penalties for transactions in excess of those limits. Investment representatives also may exempt certain types of transactions from these limitations. If you purchased your shares through an investment representative, you should read carefully any materials provided by the investment representative together with this prospectus to fully understand the market timing policies applicable to you.

In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to furnish the Funds, upon request, with information regarding customer trading activities in shares of the Funds and enforce Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in Fund shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

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Distribution and Shareholder Services Agreements

Each Fund, other than the Boston Trust SMID Cap Fund, has adopted a plan under which it may enter into a Shareholder Services Agreement pursuant to which the Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies, retirement plan administrators, and other types of service providers which provide administrative services with respect to shares of the Fund attributable to or held in the name of the service provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay a service provider (which may include affiliates of the Funds) a shareholder services fee which is based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the service provider for providing certain administrative services to Fund shareholders with whom the service provider has a servicing relationship.

The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers, and other industry professionals) a fee from its bona fide profits for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Instructions for Opening or Adding to an Account

Important Information About Procedures for Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, citizenship, and identification number. We may require other information that will allow us to identify you.

Foreign Investors

Each Fund will only accept new account applications and additional purchases of Fund shares from an established shareholder account that (1) reflects a permanent residential address for an individual (or the principal place of business for an entity) located within the U.S. or its territories; or (2) reflects a U.S. military address; and (3) in every case, is associated with a valid U.S. taxpayer identification number. Funds are only offered for sale in the United States and are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in Boston Trust Walden Funds as a U.S. mutual fund.

Through Investment Representatives

You may purchase shares of a Fund through an investment representative, such as a broker-dealer, bank, or other financial institution that purchases shares for its customers. To purchase shares, contact your investment representative. Your investment representative may charge a transaction fee to purchase shares.

By Regular Mail or Overnight Service

Initial Investment:

1.

Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later. Purchase orders must be received by the Fund in “good order.” This means your completed account application must be accompanied by payment for the shares you are purchasing.

2.

Make check or certified check payable to either “Boston Trust Asset Management Fund”, “Boston Trust Equity Fund”, “Boston Trust Midcap Fund”, “Boston Trust SMID Cap Fund”, “Boston Trust Walden Balanced Fund”, “Boston Trust Walden Equity Fund”, “Boston Trust Walden Midcap Fund”, “Boston Trust Walden SMID Cap Fund”, “Boston Trust Walden Small Cap Fund”, or “Boston Trust Walden International Equity Fund” as applicable.

3.	Mail to Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198, or overnight to Boston Trust Walden Funds, 4249 Easton Way, Suite 400, Columbus, OH 43219.

Subsequent Investments:

1.	Subsequent investments should be made by check or certified check payable to the applicable Fund and mailed to the address indicated above. Your account number should be written on the check.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment: Before wiring funds, call 1-888-248-1954 to advise that an initial investment will be made by wire and to receive an account number and wire instructions.

Signature Validation Program – Non-Financial Transactions

The Funds and the Transfer Agent reserve the right to require signature guarantees for the non-financial transactions. The Funds accept a Signature Validation Program (SVP) stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions: Examples of non-financial transactions include, but may not be limited to, each of the following:

●	A change in the shareholder’s name
●	An addition to or change in banking instructions
●	An addition to or change in beneficiaries

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●	An addition to or change in person authorized to execute transactions in your account
●	The addition of a Power of Attorney
●	Non-durable Powers of Attorney not executed within the last 6 months
●	The addition of or change in a Trustee
●	The transfer of accounts to new-registration (death and non-death related)

The SVP is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e. transactions that do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions contained in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program or other eligible guarantor institutions in accordance with SVP.

Eligible guarantor institutions generally include banks, broker/dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies, and savings associations. You should verify with the institutions that they are an eligible guarantor institution prior to signing. A notary public cannot provide a SVP stamp.

Selling Your Shares

Instructions for Selling Shares

You may sell your shares at any time. Your sales price will be the next NAV after your redemption request that is in good order is received by the Funds, their transfer agent, or your investment representative. Normally the Funds will send proceeds, by check or electronic transfer, within seven (7) days after your request is received. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

Withdrawing Money from Your Fund Investment A request for a withdrawal in cash from any Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

Through Investment Representatives

You may redeem shares of a Fund through an investment representative. Contact your investment representative for their requirements and procedure. Your investment representative may charge a transaction fee to redeem shares.

By Telephone

(unless you have declined telephone sales privileges)

1.	Call 1-888-248-1954 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Mail

2(a)	Write a letter of instruction indicating:

●	your Fund and account number
●	amount you wish to redeem
●	address to which your check should be sent
●	account owner signature

2(b)	Mail to: Boston Trust Walden Funds
P.O. Box 182198
Columbus, OH 43218-2198

By Overnight Service

See instruction 2(a) above.

Send to: Boston Trust Walden Funds

4249 Easton Way, Suite 400
Columbus, OH 43219

By Wire Transfer

You must indicate this option on your application. The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee. Call 1-888-248-1954 to request a wire transfer.

If you call by 4:00 p.m. Eastern Time, your payment normally will be wired to your bank on the next business day.

Redemptions in Writing Required

You must request redemption in writing in the following situations which require a signature guarantee:

●	Your account address has changed within the last 14 calendar days.
●	The check is not being mailed to the address on your account.
●	The check is not being made payable to the owner(s) of the account.
●	The redemption proceeds are being transferred to another Fund account with a different registration.
●	The redemption proceeds are being wired to bank instructions not on your account.

Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting

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their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to ensure that telephone redemptions are only made by authorized shareholders. You will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions, and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place orders requested by telephone, transaction requests may be made by registered or express mail.

Redemptions within 14 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 14 calendar days).

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

Securities distributed in connection with any such redemption in-kind are expected to generally represent your pro rata portion of assets held by the Fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, certain derivatives, restricted securities, odd lots or fractional shares. Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur transaction costs and taxable gain when selling the securities.

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which such Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the NAV of such Fund at the beginning of such period. Should a redemption exceed such limitation, a Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of such Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell. Securities such as certain derivatives, restricted securities, odd lots and fractional shares may not be distributed to shareholders. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

Closing of Small Accounts

If your account value falls below $50,000 ($500,000 for the Boston Trust SMID Cap Fund) due to redemption activity, the Fund may ask you to increase your balance. If it is still below $50,000 ($500,000 for the Boston Trust SMID Cap Fund) after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as “undeliverable” or (2) are not cashed within six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that are not cashed within six months will be canceled and the money reinvested in the Fund.

Exchanging Your Shares

You can exchange your shares in one Fund for shares of another Boston Trust or Boston Trust Walden Mutual Fund. No transaction fees are charged for exchanges. An exchange is considered a sale. Consequently, gains from an exchange may be subject to applicable tax.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Boston Trust Walden Funds, P.O. Box 182198, Columbus, OH 43218-2198, or by calling 1-888-248-1954. Please provide the following information:

●	Your account number
●	Dollar value or number of shares to be exchanged
●	The name of the Fund from which the exchange is to be made
●	The name of the Fund into which the exchange is being made.

Please refer to “Selling your Shares” for important information about telephone transactions.

Notes on Exchanges

●	The registration and tax identification numbers of the two accounts must be identical.
●	The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

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Dividends, Distributions and Taxes

Dividends and Distributions

Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually and are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. You may elect to have distributions on shares held in IRAs paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Taxes

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from the Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Distributions — Dividends generally are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November, or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

Individual taxpayers are subject to a maximum federal income tax rate of 20% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum federal income tax rate of 20%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iii) distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce a Fund’s NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state, and local tax consequences relevant to your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Funds may be subject to foreign taxes or tax withholding on dividends, interest, and some capital gains from foreign holdings. You, as a shareholder, may qualify for a deduction or offsetting credit under U.S. tax law for your portion of the Funds’ foreign tax obligation provided you meet certain conditions as required by the Internal Revenue Service.

Selling and Exchanging Shares —Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at a maximum rate of 20%. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales, and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have. An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

Backup Withholding — By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions or proceeds. When backup withholding is required, the current amount is 24% of any distributions or proceeds paid. You should be aware that a Fund may be fined annually by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

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Tax Status for Retirement Plans and Other Tax-Deferred Accounts — When you invest in a Fund through a qualified employee benefit plan, retirement plan, or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

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Fund Management

The Investment Adviser

Boston Trust Walden Inc., located at One Beacon Street, Boston, MA 02108, is the investment adviser for the Funds. The Adviser is a wholly owned subsidiary of Boston Trust Walden National Association.

The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises, and administers each Fund’s investment program. For these advisory services, each of the Funds pays the Adviser an investment advisory fee based on the Fund’s average daily net assets. Effective as of the close of Business on December 31, 2025, the Boston Trust Asset Management Fund and the Boston Trust Walden Balanced Fund pay the Adviser an investment advisory fee equaling 0.75% of the first $300 million of average daily net assets, 0.65% of average daily net assets between $300 million and $600 million, and 0.55% of average daily net assets in excess of $600 million. The Boston Trust Equity Fund and Boston Trust Walden Equity Fund pay the Adviser an investment advisory fee equaling 0.75% of the first $300 million of average daily net assets and 0.50% of average daily net assets in excess of $300 million. All other Funds pay the Adviser investment advisory fees equaling 0.75% of their average daily net assets. The Adviser received investment advisory fees from Boston Trust Asset Management Fund equaling 0.72% of Boston Trust Asset Management Fund’s average daily net assets, and from each other Fund equaling 0.75% of each of those Funds average daily net assets during the fiscal period ended December 31, 2025.

The Adviser has contractually agreed to reduce the amount of advisory fees it receives from each Fund and/or reimburse each Fund to the extent necessary to limit the Total Fund Operating Expenses of each Fund, except the Boston Trust SMID Cap Fund, to 1.00% of its average daily net assets. The Adviser has contractually agreed to reduce the amount of advisory fees it receives from the Boston Trust SMID Cap Fund and/or reimburse the Boston Trust SMID Cap Fund, to the extent necessary, to limit Total Fund Operating Expenses of the Boston Trust SMID Cap Fund to 0.75% of its average daily net assets. The Funds’ agreement is effective through May 1, 2027, and is exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies, and extraordinary expenses (as determined under Generally Accepted Accounting Principles). Each Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser provided that such repayment does not cause a Fund’s Total Fund Operating Expenses to exceed 1.00%, or in the case of the Boston Trust SMID Cap Fund 0.75%, of its average daily net assets and the repayment is made within three years following the date on which the expenses occurred.

Information regarding the factors considered by the Board of Trustees in connection with its most recent renewal of the Investment Advisory Agreement with respect to each Fund is provided in the Funds’ Annual Financial Statements for the fiscal period ended December 31, 2025.

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of each Fund’s portfolio:

Boston Trust Walden Balanced Fund and Boston Trust Walden Equity Fund: Tchintcia S. Barros, CFA

Ms. Barros is a Portfolio Manager at the Adviser. She joined the Adviser’s parent company, Boston Trust Walden National Association, in 2021. Ms. Barros served previously as a Senior Portfolio Manager on the Large Cap Growth team at Columbia Threadneedle Investments for fifteen years. She earned an MBA from Harvard Business School and a BA from Dartmouth College. She holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Walden Balanced Fund: Sean A. Cameron, CFA

Mr. Cameron is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden National Association, in 2020. Prior to 2020, Mr. Cameron worked as an investment officer and fixed income research analyst at MFS Investment Management, a fixed income portfolio manager at PIMCO, and a financial analyst at Goldman Sachs. He earned an MBA from Harvard Business School and a BA from Princeton University. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.

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Boston Trust Midcap Fund, Boston Trust Walden Balanced Fund, Boston Trust Walden Equity Fund and Boston Trust Walden Midcap Fund: Stephen J. Amyouny, CFA

Mr. Amyouny is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden National Association, in 1996, and presently serves as Chief Investment Officer. He earned an MBA from Boston University and a BA from Tufts University. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Walden Small Cap Fund, Boston Trust SMID Fund and Boston Trust Walden SMID Cap Fund: Leanne Moore

Ms. Moore is a Portfolio Manager at the Adviser. She joined the Adviser’s parent company, Boston Trust Walden National Association, in 2019. Prior to this, she served as a Consultant and Investment Analyst at Meketa Investment Group and as a Senior Equity Analyst at Cadence Capital Management. She earned an MS from Bentley University and a BS from Northeastern University.

Boston Trust SMID Cap Fund, Boston Trust Midcap Fund, Boston Trust Walden SMID Cap Fund, Boston Trust Walden Small Cap Fund and Boston Trust Walden Midcap Fund: Richard Q. Williams, CFA

Mr. Williams is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden National Association, in 2013. He earned an MBA from Dartmouth College, an MSc from the London School of Economics, and a BA from Williams College. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Walden Balanced Fund: Nathaniel J. Riley, CFA

Mr. Riley is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden National Association, in 2010. He earned an MBA from the University of Chicago Booth School and a BA from Dartmouth College. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Walden International Equity Fund: David A. Sandell, CFA

Mr. Sandell is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden National Association, in 2013. He earned a BA from Washington University in St. Louis. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Asset Management Fund and Boston Trust Equity Fund: Amy Crandall Kaser, CFP®

Ms. Kaser is a Portfolio Manager at the Adviser. She joined the Adviser’s parent company, Boston Trust Walden National Association, in 2012. She earned an MBA from The Wharton School of the University of Pennsylvania and a BA from the College of William & Mary. She holds the CERTIFIED FINANCIAL PLANNERTM certification.

Boston Trust Asset Management Fund and Boston Trust Equity Fund: Jason T. O’Connell, CFA, CAIA, CFP®

Mr. O’Connell is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden National Association, in 2014. He earned a BS from Boston College. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute. He holds the Chartered Alternative Investment Analyst® designation and is a member of the CAIA Association. He also holds the CERTIFIED FINANCIAL PLANNERTM certification.

Boston Trust Walden Small Cap Fund, Boston Trust SMID Fund and Boston Trust Walden SMID Cap Fund: Brad Hunnewell, CFA

Mr. Hunnewell is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden National Association, in 2023. Prior to this, he served as a Director and Portfolio Manager of Small & Mid Cap Equities at Rothschild & Co US Asset Management and as a senior equity analyst and portfolio manager at Rockefeller Capital Management. He earned an MBA from Columbia Business School and a BS from Trinity College. He holds the Chartered Financial Analyst® designation and is a member of CFA Society Boston and the CFA Institute.

51

May 1, 2026
Fund Management (concluded)

Boston Trust Walden International Equity Fund Aaron John Ziulkowski, CFA

Mr. Ziulkowski is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden National Association, in 2013. He earned an MA in Latin American Studies from the George Washington University and a BA from Westmont College. He holds the Chartered Financial Analyst® designation and Fundamentals of Sustainability Accounting (FSA) credential and is a member of the CFA Society Boston and the CFA Institute. He is also a member of the Investment Committee of the Mennonite Education Agency.

Boston Trust Walden Equity Fund and Boston Trust Walden International Equity Fund Kabir Goyal, CFA

Mr. Goyal is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden National Association, in September 2024. Prior to this, he served as a Managing Director and Senior Portfolio Manager at Brown Capital Management and in various investment roles at Wasatch Advisors. He earned an MBA from the Massachusetts Institute of Technology and a BA in Computer Science and Economics from Pomona College. He holds the Chartered Financial Analyst® designation and is a member of the CFA Institute.

The SAI has more detailed information about the Adviser as well as additional information about the portfolio managers’ compensation arrangements, other accounts managed, and ownership of securities in the Funds.

The Distributor and Administrator

Foreside Financial Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), located at 190 Middle Street, Suite 301, Portland, Maine 04101, is the Funds’ distributor. The Northern Trust Company, located at 50 South LaSalle Street, Chicago, Illinois 60603, is the Funds’ administrator.

Cybersecurity Risk

The computer systems, networks, and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate their NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. The risk of cybersecurity breaches may be increased through the growing use of artificial intelligence (“AI”) and machine learning.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

52

May 1, 2026
Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in the annual report of the Funds, which is available upon request.

Boston Trust Asset Management Fund

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023		For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$61.62	$58.81	$55.13		$67.46	$56.29
Investment Activities:
Operations:
Net investment income	0.85	0.85	0.89		0.63	0.48
Net realized/unrealized gains (losses) from investments	4.02	5.83	6.60		(10.42)	11.69
Total from investment activities	4.87	6.68	7.49		(9.79)	12.17
Distributions from:
Net investment income	(0.85)	(0.94)	(0.80)		(0.65)	(0.49)
Net realized gains from investment transactions	(6.22)	(2.93)	(3.01)		(1.89)	(0.51)
Total distributions	(7.07)	(3.87)	(3.81)		(2.54)	(1.00)
Net Asset Value, End of Period	$59.42	$61.62	$58.81		$55.13	$67.46
Total Return	7.92%	11.19%	13.72%		(14.65)%	21.65%
Ratios/Supplemental Data:
Net assets at end of year (000’s)	$528,293	$569,614	$569,507		$551,338	$702,741
Ratio of net expenses to average net assets	0.80%	0.80%	0.82%		0.83%	0.81%
Ratio of net investment income to average net assets	1.29%	1.30%	1.45%		1.05%	0.77%
Portfolio turnover rate	10.65%	7.52%	24.76	%(a)	35.52%	6.51%

(a) Excludes impact of in-kind transactions.

53

May 1, 2026
Financial Highlights (continued)

Boston Trust Equity Fund

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$44.37	$39.96	$34.61	$41.55	$32.89
Investment Activities:
Operations:
Net investment income	0.24	0.28	0.30	0.24	0.20
Net realized/unrealized gains (losses) from investments	3.70	5.24	5.67	(6.08)	9.56
Total from investment activities	3.94	5.52	5.97	(5.84)	9.76
Distributions from:
Net investment income	(0.24)	(0.33)	(0.26)	(0.24)	(0.20)
Net realized gains from investment transactions	(3.06)	(0.78)	(0.36)	(0.86)	(0.90)
Total distributions	(3.30)	(1.11)	(0.62)	(1.10)	(1.10)
Net Asset Value, End of Period	$45.01	$44.37	$39.96	$34.61	$41.55
Total Return	8.90%	13.72%	17.29%	(14.16)%	29.77%
Ratios/Supplemental Data:
Net assets at end of year (000’s)	$246,944	$245,923	$222,904	$191,430	$222,866
Ratio of net expenses to average net assets	0.83%	0.83%	0.85%	0.86%	0.85%
Ratio of net investment income to average net assets	0.52%	0.63%	0.81%	0.66%	0.53%
Portfolio turnover rate	13.82%	3.22%	6.19%	10.30%	7.33%

54

May 1, 2026
Financial Highlights (continued)

Boston Trust Midcap Fund

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$24.36	$22.98	$21.26	$24.96	$21.02
Investment Activities:
Operations:
Net investment income	0.18	0.14	0.13	0.10	0.08
Net realized/unrealized gains (losses) from investments	0.89	2.27	2.60	(2.80)	5.09
Total from investment activities	1.07	2.41	2.73	(2.70)	5.17
Distributions from:
Net investment income	(0.18)	(0.15)	(0.10)	(0.09)	(0.10)
Net realized gains from investment transactions	(2.31)	(0.88)	(0.91)	(0.91)	(1.13)
Total distributions	(2.49)	(1.03)	(1.01)	(1.00)	(1.23)
Net Asset Value, End of Period	$22.94	$24.36	$22.98	$21.26	$24.96
Total Return	4.35%	10.28%	13.05%	(10.94)%	24.81%
Ratios/Supplemental Data:
Net assets at end of year (000’s)	$206,293	$254,317	$228,522	$162,514	$172,765
Ratio of net expenses to average net assets	0.98%	0.98%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.62%	0.57%	0.57%	0.45%	0.36%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.98%	0.98%	0.98%	1.00%	1.00%
Portfolio turnover rate	29.70%	31.14%	26.29%	27.89%	19.72%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

55

May 1, 2026
Financial Highlights (continued)

Boston Trust SMID Cap Fund

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2025		For the year ended December 31, 2024		For the year ended December 31, 2023	For the year ended December 31, 2022		For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$24.90		$23.07		$20.56	$24.32		$19.23
Investment Activities:
Operations:
Net investment income	0.19		0.19		0.19	0.19		0.17
Net realized/unrealized gains (losses) from investments	(0.01)		2.19		2.50	(3.10)		5.66
Total from investment activities	0.18		2.38		2.69	(2.91)		5.83
Distributions from:
Net investment income	(0.20)		(0.21)		(0.16)	(0.21)		(0.19)
Net realized gains from investment transactions	(0.30)		(0.34)		(0.02)	(0.64)		(0.55)
Total distributions	(0.50)		(0.55)		(0.18)	(0.85)		(0.74)
Net Asset Value, End of Period	$24.58		$24.90		$23.07	$20.56		$24.32
Total Return	0.73%		10.17%		13.14%	(12.04)%		30.46%
Ratios/Supplemental Data:
Net assets at end of year (000’s)	$738,978		$824,947		$789,833	$533,455		$615,547
Ratio of net expenses to average net assets	0.75%		0.75%		0.75%	0.75%		0.75%
Ratio of net investment income to average net assets	0.74%		0.80%		0.92%	0.89%		0.80%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.81%		0.82%		0.85%	0.86%		0.85%
Portfolio turnover rate	26.52	%(b)	31.51	%(b)	31.10%	27.54	%(b)	35.83	%(b)

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.

56

May 1, 2026
Financial Highlights (continued)

Boston Trust Walden Balanced Fund

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023		For the year ended December 31, 2022		For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$22.28	$21.81	$20.97		$25.15		$21.82
Investment Activities:
Operations:
Net investment income	0.29	0.27	0.27		0.22		0.14
Net realized/unrealized gains (losses) from investments	2.08	1.26	2.24		(3.63)		4.07
Total from investment activities	2.37	1.53	2.51		(3.41)		4.21
Distributions from:
Net investment income	(0.29)	(0.31)	(0.25)		(0.22)		(0.14)
Net realized gains from investment transactions	(1.53)	(0.75)	(1.42)		(0.55)		(0.74)
Total distributions	(1.82)	(1.06)	(1.67)		(0.77)		(0.88)
Net Asset Value, End of Period	$22.83	$22.28	$21.81		$20.97		$25.15
Total Return	10.66%	6.88%	12.18%		(13.67)%		19.38%
Ratios/Supplemental Data:
Net assets at end of year (000’s)	$148,456	$157,656	$165,591		$178,862		$209,536
Ratio of net expenses to average net assets	0.94%	0.95%	0.98%		1.00%		1.00%
Ratio of net investment income to average net assets	1.17%	1.14%	1.23%		0.98%		0.60%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.94%	0.95%	0.96	%(a)	0.99	%(a)	1.00	%(a)
Portfolio turnover rate	13.34%	3.30%	11.76%		28.62%		20.88%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

57

May 1, 2026
Financial Highlights (continued)

Boston Trust Walden Equity Fund

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022		For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$35.72	$34.09	$30.21	$36.06		$28.82
Investment Activities:
Operations:
Net investment income	0.20	0.19	0.24	0.21		0.12
Net realized/unrealized gains (losses) from investments	4.56	3.21	4.66	(5.06)		7.93
Total from investment activities	4.76	3.40	4.90	(4.85)		8.05
Distributions from:
Net investment income	(0.20)	(0.22)	(0.24)	(0.21)		(0.12)
Net realized gains from investment transactions	(3.99)	(1.55)	(0.78)	(0.79)		(0.69)
Total distributions	(4.19)	(1.77)	(1.02)	(1.00)		(0.81)
Net Asset Value, End of Period	$36.29	$35.72	$34.09	$30.21		$36.06
Total Return	13.34%	9.81%	16.29%	(13.55)%		28.00%
Ratios/Supplemental Data:
Net assets at end of year (000’s)	$214,102	$266,457	$262,912	$249,987		$359,003
Ratio of net expenses to average net assets	0.95%	1.00%	1.00%	1.00%		1.00%
Ratio of net investment income to average net assets	0.47%	0.50%	0.74%	0.65%		0.38%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.95%	0.96%	0.99%	1.02%		1.02%
Portfolio turnover rate	1.24%	6.14%	6.69%	19.32	%(b)	8.00%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.

58

May 1, 2026
Financial Highlights (continued)

Boston Trust Walden Midcap Fund

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$22.96	$21.49	$19.82	$23.44	$19.71
Investment Activities:
Operations:
Net investment income	0.14	0.12	0.12	0.09	0.08
Net realized/unrealized gains (losses) from investments	0.98	2.15	2.59	(2.61)	4.78
Total from investment activities	1.12	2.27	2.71	(2.52)	4.86
Distributions from:
Net investment income	(0.14)	(0.12)	(0.12)	(0.09)	(0.09)
Net realized gains from investment transactions	(1.48)	(0.68)	(0.92)	(1.01)	(1.04)
Total distributions	(1.62)	(0.80)	(1.04)	(1.10)	(1.13)
Net Asset Value, End of Period	$22.46	$22.96	$21.49	$19.82	$23.44
Total Return	4.85%	10.40%	13.88%	(10.90)%	24.89%
Ratios/Supplemental Data:
Net assets at end of year (000’s)	$171,383	$161,899	$124,005	$97,465	$105,951
Ratio of net expenses to average net assets	1.00%	1.00%	0.98%	1.00%	0.99%
Ratio of net investment income to average net assets	0.59%	0.55%	0.59%	0.45%	0.37%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	1.02%	1.02%	0.98%	1.00%	0.99%
Portfolio turnover rate	33.06%	24.20%	25.92%	29.80%	21.82%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

59

May 1, 2026
Financial Highlights (continued)

Boston Trust Walden SMID Cap Fund

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2025		For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$24.67		$22.70	$19.61	$24.05	$19.40
Investment Activities:
Operations:
Net investment income	0.10		0.10	0.12	0.13	0.10
Net realized/unrealized gains (losses) from investments	(0.02	)(a)	2.29	3.09	(3.61)	5.69
Total from investment activities	0.08		2.39	3.21	(3.48)	5.79
Distributions from:
Net investment income	(0.10)		(0.11)	(0.10)	(0.09)	(0.12)
Net realized gains from investment transactions	(0.30)		(0.31)	(0.02)	(0.87)	(1.02)
Total distributions	(0.40)		(0.42)	(0.12)	(0.96)	(1.14)
Net Asset Value, End of Period	$24.35		$24.67	$22.70	$19.61	$24.05
Total Return	0.32%		10.39%	16.39%	(14.59)%	30.08%
Ratios/Supplemental Data:
Net assets at end of year (000’s)	$329,792		$302,875	$212,874	$127,334	$107,553
Ratio of net expenses to average net assets	1.00%		1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.42%		0.45%	0.60%	0.61%	0.48%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (b)	1.01%		1.02%	1.01%	1.01%	1.00%
Portfolio turnover rate	24.36%		23.07%	23.72%	28.66%	30.00	%(c)

(a)

The amount shown for a share outstanding does not correspond with the Net realized/unrealized gains (losses) from investments for the year due to the timing of the sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(b)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(c)	Excludes impact of in-kind transactions.

60

May 1, 2026
Financial Highlights (continued)

Boston Trust Walden Small Cap Fund

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2025	For the year ended December 31, 2024		For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$18.02	$16.99		$15.56	$17.96	$15.31
Investment Activities:
Operations:
Net investment income	0.08	0.08		0.09	0.07	0.03
Net realized/unrealized gains (losses) from investments	(0.79)	2.12		1.47	(1.68)	4.22
Total from investment activities	(0.71)	2.20		1.56	(1.61)	4.25
Distributions from:
Net investment income	—	(0.09)		(0.08)	(0.05)	(0.05)
Net realized gains from investment transactions	(0.73)	(1.08)		(0.05)	(0.74)	(1.55)
Total distributions	(0.73)	(1.17)		(0.13)	(0.79)	(1.60)
Net Asset Value, End of Period	$16.58	$18.02		$16.99	$15.56	$17.96
Total Return	(4.01)%	12.55%		10.09%	(9.06)%	28.17%
Ratios/Supplemental Data:
Net assets at end of year (000’s)	$1,112,434	$1,409,045		$1,293,759	$1,003,410	$939,532
Ratio of net expenses to average net assets	1.00%	1.00%		1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.43%	0.44%		0.58%	0.46%	0.18%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (a)	0.99%	1.00%		1.03%	1.04%	1.01%
Portfolio turnover rate	27.00%	33.00	%(b)	23.98%	20.87%	31.72%

(a)	During the periods, certain fees may have been reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.
(b)	Excludes impact of in-kind transactions.

61

May 1, 2026
Financial Highlights (concluded)

Boston Trust Walden International Equity Fund

Selected data for a share outstanding throughout the years indicated.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net Asset Value, Beginning of Period	$13.92	$13.42	$11.74	$13.72	$12.29
Investment Activities:
Operations:
Net investment income	0.25	0.22	0.20	0.21	0.17
Net realized/unrealized gains (losses) from investments and foreign currency transactions	2.48	0.50	1.69	(2.00)	1.47
Total from investment activities	2.73	0.72	1.89	(1.79)	1.64
Distributions from:
Net investment income	(0.31)	(0.22)	(0.21)	(0.18)	(0.17)
Net realized gains from investment transactions	(0.32)	—	—	(0.01)	(0.04)
Total distributions	(0.63)	(0.22)	(0.21)	(0.19)	(0.21)
Net Asset Value, End of Period	$16.02	$13.92	$13.42	$11.74	$13.72
Total Return	19.63%	5.33%	16.19%	(13.10)%	13.43%
Ratios/Supplemental Data:
Net assets at end of year (000’s)	$220,893	$197,195	$134,975	$92,807	$95,505
Ratio of net expenses to average net assets	0.95%	0.93%	0.91%	0.93%	0.94%
Ratio of net investment income to average net assets	1.74%	1.88%	1.91%	1.77%	1.36%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.95%	0.93%	0.91%	0.93%	0.94%
Portfolio turnover rate	34.97%	12.30%	23.46%	10.47%	13.09%

62

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For more information about the Funds, the following documents are available without charge upon request:

Annual/Semi-Annual Reports:

Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders and in Form N-CSR. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Funds’ annual and semi-annual financial statements.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

The Funds currently maintain a separate Internet website containing copies of their reports or the SAI at https://www.bostontrustwalden.com/strategies-funds/mutual-funds/. You also can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting the Funds at:

Boston Trust Walden Funds
c/o Boston Trust Walden National Association
One Beacon Street
Boston, Massachusetts 02108
Telephone: 1-800-282-8782 x7050
mutualfunds@bostontrustwalden.com

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

By mail:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-1520
(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

Investment Company Act File No. 811-06526.	BTWPU 05/26